CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss [1]	Retained (Losses)/Earnings	Non-controlling Interests
Balance at beginning of the period at Dec. 31, 2022	$ 2,900,174	$ 107,226	$ 0	$ 1,936,746	$ 200,000	$ (5,811)	$ 262,063	$ 399,950
Increase (Decrease) in Stockholders' Equity
Net income	(2,850)						(46,793)	43,943
Dividends	(102,897)						(79,448)	(23,449)
Employee stock compensation	5,989			5,989
Forfeiture of employee stock compensation	(109)			(109)
Restricted stock units	0	249		(249)
Proceeds from subscription of equity interest in Gimi MS Corporation	80,021							80,021
Repurchase and cancellation of treasury shares	(61,684)	(2,897)					(58,787)
Other comprehensive income (loss)	739					739
Reacquisition of common units of Golar Hilli LLC	(216,940)			(251,249)				34,309
Balance at end of the period at Dec. 31, 2023	2,602,443	104,578	0	1,691,128	200,000	(5,072)	77,035	534,774
Increase (Decrease) in Stockholders' Equity
Net income	80,793						50,839	29,954
Dividends	(299,352)						(104,107)	(195,245)
Exercise of share options	5,705	512		5,193
Employee stock compensation	7,308			7,308
Forfeiture of employee stock compensation	(295)			(295)
Restricted stock units	0	124		(124)
Proceeds from subscription of equity interest in Gimi MS Corporation	45,206							45,206
Repurchase and cancellation of treasury shares	(14,180)	(679)					(13,501)
Other comprehensive income (loss)	(671)					(671)
Reacquisition of common units of Golar Hilli LLC	(57,553)			1,883				(59,436)
Balance at end of the period at Dec. 31, 2024	2,369,404	104,535	0	1,705,093	200,000	(5,743)	10,266	355,253
Increase (Decrease) in Stockholders' Equity
Net income	112,576						65,676	46,900
Dividends	(305,848)						(103,348)	(202,500)
Exercise of share options	3,210	233		2,977
Employee stock compensation	10,221			10,221
Forfeiture of employee stock compensation	(432)			(432)
Restricted stock units	0	127		(127)
Proceeds from subscription of equity interest in Gimi MS Corporation	21,020							21,020
Repurchase and cancellation of treasury shares	(144,039)	(3,576)	(684)				(139,779)
Other comprehensive income (loss)	3,808					3,808
Reacquisition of common units of Golar Hilli LLC	(2,366)						(6,271)	3,905
Balance at end of the period at Dec. 31, 2025	$ 2,067,554	$ 101,319	$ (684)	$ 1,717,732	$ 200,000	$ (1,935)	$ (173,456)	$ 224,578

[1]	As of December 31, 2025, 2024 and 2023, our accumulated other comprehensive loss comprised of (i) $1.5 million, $3.9 million and $3.8 million losses in relation to our pension and post retirement benefit plan and (ii) $0.4 million, $1.9 million and $1.3 million in relation to our share of equity method investment’s foreign currency translation adjustment, respectively.